Consolidated statement of changes in equity - CAD ($) $ in Millions		Total	Issue of preferred shares and limited recourse capital notes [member]	Common shares [member]	Common shares [member] The private bank [member]	Common shares [member] Wellington Financial [member]	Additional paid-in capital [member]	Retained earnings [member]		Retained earnings [member] IFRS9 [member]	Retained earnings [member] IFRS15 [Member]	Retained earnings [member] IFRS16 [Member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member] IFRS9 [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member] IAS 39 [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member] IFRS9 [member]	Non-controlling interests [member]	Non-controlling interests [member] IAS 39 [member]	Non-controlling interests [member] IFRS9 [member]
Balance at beginning of year (Previously stated [member]) at Oct. 31, 2017								$ 16,101															$ 60			$ 202
Balance at beginning of year (Impact of adopting IFRS [member]) at Oct. 31, 2017										$ (144)											$ 85			$ (28)			$ (4)
Balance at beginning of year at Oct. 31, 2017			$ 1,797	$ 12,548			$ 137	15,957								$ 738	$ 33	$ (369)	$ (10)		85			32			198
Net income attributable to equity shareholders		$ 5,267						5,267
Net income attributable to non-controlling interests		17																							$ 17
Net gains (losses) on equity securities designated at FVOCI																				$ 29
Net change in securities measured at FVOCI																						$ (171)
Issued pursuant to the acquisition					$ 194	$ 47
Net change in foreign currency translation adjustments																286
Net change in cash flow hedges		(51)															(51)
Net change in post-employment defined benefit plans		226																226
Net change attributable to changes in credit risk		(2)																	(2)
Premium on purchase of common shares for cancellation								(313)
Dividends and distributions				(2,356)									$ (89)	$ (2,356)											(31)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings	[1]																			(49)
Issue of equity			450	555
Compensation expense arising from equity-settled share-based awards							31
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI								49
Purchase of common shares for cancellation				(104)
Exercise of stock options and settlement of other equity-settled share-based awards							(32)
Treasury shares			3	3
Other								22	[2]																(11)
Balance at end of year (Previously stated [member]) at Oct. 31, 2018								18,537
Balance at end of year (Impact of adopting IFRS [member]) at Oct. 31, 2018								18,543			$ 6
Balance at end of year at Oct. 31, 2018		35,116	2,250	13,243			136	18,537							$ 777	1,024	(18)	(143)	(12)	65	65	(139)		(139)	173		173
Net income attributable to equity shareholders		5,096						5,096
Net income attributable to non-controlling interests		25																							25
Net gains (losses) on equity securities designated at FVOCI																				(2)
Net change in securities measured at FVOCI																						216
Net change in foreign currency translation adjustments																(31)
Net change in cash flow hedges		131															131
Net change in post-employment defined benefit plans		(220)																(220)
Net change attributable to changes in credit risk		28																	28
Premium on purchase of common shares for cancellation								(79)
Dividends and distributions				(2,488)									(111)	(2,488)											(11)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings	[1]																			(18)
Issue of equity			575	377
Compensation expense arising from equity-settled share-based awards							16
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI								18
Purchase of common shares for cancellation				(30)
Exercise of stock options and settlement of other equity-settled share-based awards							(27)
Treasury shares				1
Other								(7)	[2]																(1)
Balance at end of year (Previously stated [member]) at Oct. 31, 2019								20,972
Balance at end of year (Impact of adopting IFRS [member]) at Oct. 31, 2019								21,120
Balance at end of year at Oct. 31, 2019		38,580	2,825	13,591			125	20,972							881	993	113	(363)	16	45	$ 45	77		$ 77	186		$ 186
Net income attributable to equity shareholders		3,790						3,790
Net income attributable to non-controlling interests		2																							2
Net gains (losses) on equity securities designated at FVOCI																				50
Net change in securities measured at FVOCI																						232
Net change in foreign currency translation adjustments																180
Net change in cash flow hedges		161															161
Net change in post-employment defined benefit plans		80																80
Net change attributable to changes in credit risk		(56)																	(56)
Premium on purchase of common shares for cancellation								(166)
Dividends and distributions				(2,592)									$ (122)	$ (2,592)											(15)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings	[1]																			(93)
Issue of equity			750	371
Compensation expense arising from equity-settled share-based awards							14
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI								93
Purchase of common shares for cancellation				(68)
Exercise of stock options and settlement of other equity-settled share-based awards							(20)
Treasury shares				14
Other							(2)	(4)	[2]																8
Balance at end of year (Impact of adopting IFRS [member]) at Oct. 31, 2020												$ 148
Balance at end of year at Oct. 31, 2020		$ 41,335	$ 3,575	$ 13,908			$ 117	$ 22,119							$ 1,435	$ 1,173	$ 274	$ (283)	$ (40)	$ 2		$ 309			$ 181

[1]	Includes nil reclassified to retained earnings (2019: nil; 2018: $11 million), relating to our investments in equity-accounted associates and joint ventures.
[2]	In 2018, includes the recognition of loss carryforwards relating to foreign exchange translation amounts on CIBC’s net investment in foreign operations that were previously reclassified to retained earnings as part of our transition to IFRS in 2012.